Employee benefits - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined contribution plans	€ 14.1	€ 13.4	€ 10.2
Recognized liability for net employee benefit obligations	158.3	132.1	244.2
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 7.5
Weighted average duration of defined benefit obligation	15 years 2 months 12 days
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Recognized liability for net employee benefit obligations	€ 268.3	239.7	€ 352.6
Present value of defined benefit obligation | Other countries
Disclosure of defined benefit plans [line items]
Recognized liability for net employee benefit obligations	€ 7.5	€ 7.1